Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Financial Assets
Current portion of derivative financial assets	₱ 203	₱ 30
Total assets	49,418	47,627
Noncurrent Financial Liabilities
Current portion of derivative financial liabilities	77	97	₱ 1,021
Total liabilities	479,419	473,478
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	1,030	1,101
Current Financial Assets
Current portion of derivative financial assets	203	30
Total assets	1,233	1,131
Noncurrent Financial Liabilities
Accrued expenses and other current liabilities	2	2
Current portion of derivative financial liabilities		20
Total liabilities	2	22
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	1,027	1,098
Current Financial Assets
Current portion of derivative financial assets	203	30
Total assets	1,230	1,128
Noncurrent Financial Liabilities
Accrued expenses and other current liabilities	2	2
Current portion of derivative financial liabilities		20
Total liabilities	2	22
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	3	3
Current Financial Assets
Total assets	₱ 3	₱ 3